Summary of inputs for model used (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Performance stock unit plan [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted		$ 1.35
Risk- free interest rate		4.19%
Expected volatility (%)		46.50%
Expected life		4 years
Dividend Yield		0.00%
Description of option pricing model, share options granted		Monte Carlo Simulation
Restricted stock unit plan [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted	$ 1.59	$ 2.02
Risk- free interest rate	7.20%	4.15%
Expected volatility (%)	55.00%	55.00%
Expected life	4 years	4 years
Dividend Yield	0.00%	0.00%
Description of option pricing model, share options granted	Black-Scholes Valuation	Black-Scholes Valuation